COMBINED FINANCIAL INFORMATION - Balance Sheet (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets:
Investment properties	$ 5,855,583	$ 4,457,899
Other non-current assets	46,046	24,216
Total non-current assets	5,901,629	4,482,115
Current assets:
Other current assets	14,563	23,164
Cash and cash equivalents	831,280	298,677	$ 658,246
Total assets	6,747,472	4,803,956
Non-current liabilities:
Unsecured debt, net	1,928,252	1,186,994
Other non-current liabilities	523,096	383,763
Total non-current liabilities	2,451,348	1,570,757
Current liabilities:
Unsecured debt, net	249,870
Other current liabilities	124,050	85,089
Total liabilities	2,825,268	1,655,846
Equity:
Stapled unitholders' equity	3,920,069	3,146,143
Non-controlling interests	2,135	1,967
Total liabilities and equity	6,747,472	4,803,956
Granite REIT
Non-current assets:
Investment properties	5,855,583	4,457,899
Other non-current assets	46,046	24,216
Total non-current assets	5,901,629	4,482,115
Current assets:
Other current assets	14,546	23,144
Cash and cash equivalents	830,455	298,385
Total assets	6,746,630	4,803,644
Non-current liabilities:
Unsecured debt, net	1,928,252	1,186,994
Other non-current liabilities	523,096	383,763
Total non-current liabilities	2,451,348	1,570,757
Current liabilities:
Unsecured debt, net	249,870
Intercompany payable	13,792	11,828
Other current liabilities	109,416	72,949
Total liabilities	2,824,426	1,655,534
Equity:
Stapled unitholders' equity	3,920,044	3,146,122
Non-controlling interests	2,160	1,988
Total liabilities and equity	6,746,630	4,803,644
Granite GP
Non-current assets:
Investment in Granite LP	25	21
Total non-current assets	25	21
Current assets:
Other current assets	17	20
Intercompany receivable	13,792	11,828
Cash and cash equivalents	825	292
Total assets	14,659	12,161
Current liabilities:
Other current liabilities	14,634	12,140
Total liabilities	14,634	12,140
Equity:
Stapled unitholders' equity	25	21
Total liabilities and equity	14,659	12,161
Eliminations/Adjustments
Non-current assets:
Investment in Granite LP	(25)	(21)
Total non-current assets	(25)	(21)
Current assets:
Intercompany receivable	(13,792)	(11,828)
Total assets	(13,817)	(11,849)
Current liabilities:
Intercompany payable	(13,792)	(11,828)
Total liabilities	(13,792)	(11,828)
Equity:
Non-controlling interests	(25)	(21)
Total liabilities and equity	$ (13,817)	$ (11,849)